Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2020	Jan. 31, 2019
DisclosureOfProvisionsLineItems [Line Items]
Opening balance		$ 3,293	$ 3,817
Impact of IFRS 16	[1]	(1,102)
Additional provisions recognised		5,512	1,054
Unused amounts reversed			(600)
Unwinding of discounts			(84)
Amounts used during the period		(80)	(774)
Exchange differences		1	(120)
Ending Balance		7,640	3,293
Lease Contributions Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Opening balance		1,085	1,322
Impact of IFRS 16	[1]	(1,102)
Additional provisions recognised			337
Unused amounts reversed
Unwinding of discounts
Amounts used during the period			(510)
Exchange differences		17	(64)
Ending Balance			1,085
Other Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Opening balance			264
Impact of IFRS 16	[1]
Additional provisions recognised		5,205
Unused amounts reversed
Unwinding of discounts
Amounts used during the period			(264)
Exchange differences
Ending Balance		5,205
Make Good Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Opening balance		2,208	2,231
Impact of IFRS 16	[1]
Additional provisions recognised		307	717
Unused amounts reversed			(600)
Unwinding of discounts			(84)
Amounts used during the period		(64)
Exchange differences		(16)	(56)
Ending Balance		$ 2,435	$ 2,208

[1]	There is a $17k foreign exchange difference relating to the impact of IFRS16 that is not reflected in the table in note 3 which does not materially affect the opening adjustment at date of adoption.